Equity Investment (Tables)	12 Months Ended
Mar. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity investment

	As of March 31,
	2024	2023

Equity investment, at cost Equity investment, at cost	$562,000	$562,000